Leases - Summary of the lease payments for low-value assets and short-term leases (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Low-value assets		₩ 5,885	₩ 6,181
Short-term lease	[1]	766	836
Total		₩ 6,651	₩ 7,017

[1]	The payments for leases with terms less than 1 month are included.